Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pre-tax changes recognized in Accumulated Other Comprehensive Income (AOCI) [Abstract]
Adjustments related to pensions beginning balance		$ 67,218
Additions	91,693	40,917
Releases	(8,737)	(5,313)
Foreign currency translation adjustment	(1,050)	50
Adjustments related to pensions ending balance	184,778	102,872
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Actuarial losses to be amortized in the net periodic pension cost	17,158
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.10%	5.70%
Rate of compensation increase	3.69%	4.00%
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	10,625	7,982	7,500
Interest cost	24,822	22,615	21,397
Expected return on plan assets	(17,750)	(17,453)	(15,767)
Amortization of unrealized losses	8,737	5,313	4,592
Defined Benefit Plan Recognized Net Gain Loss Due To Settlements			812
Net periodic benefit costs	26,434	18,457	18,534
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.70%	6.00%	6.15%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increase	4.00%	4.01%	4.19%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	14,233
2013	15,390
2014	16,786
2015	18,257
2016	19,934
2017 - 2021	126,553
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Description of 401(k) plan	Most FMCH employees are eligible to join a 401(k) savings plan. Employees can deposit up to 75% of their pay up to a maximum of $16.5 if under 50 years old ($22.00 if 50 or over) under this savings plan. The Company will match 50% of the employee deposit up to a maximum Company contribution of 3% of the employee’s pay.
Defined Contribution Plan, Cost Recognized	$ 33,741	$ 31,583	$ 28,567